Unaudited Interim Condensed Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Product sales	€ 32,149	€ 32,100
Other revenues	604	1,408
REVENUES	32,753	33,508
Cost of goods and services	(22,160)	(20,480)
Research and development expenses	(13,131)	(14,065)
Marketing and distribution expenses	(11,333)	(8,986)
General and administrative expenses	(11,670)	(10,038)
Gain from sale of Priority Review Voucher, net	90,833	0
Other income and expenses, net	2,917	3,488
OPERATING PROFIT/(LOSS)	68,208	(16,574)
Finance income	266	253
Finance expenses	(7,045)	(5,096)
Foreign exchange gain/(loss), net	(2,512)	3,170
PROFIT/(LOSS) BEFORE INCOME TAX	58,918	(18,247)
Income tax benefit/(expense)	(8)	120
PROFIT/(LOSS) FOR THE PERIOD	€ 58,909	€ (18,127)
Earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (expressed in € per share)
Basic earnings (losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ 0.42	€ (0.13)
Diluted earnings (losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ 0.41	€ (0.13)